Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	48,597,042
Proposed Maximum Offering Price per Unit	0.3345
Maximum Aggregate Offering Price	$ 16,255,710.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,244.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price shown is the average of the high and low selling price of the common stock on November 5, 2025, as reported on the NYSE American LLC. Consists of an aggregate of up to 47,597,042 shares of Common Stock issued or issuable to the Selling Stockholders named in this prospectus.